COMMITMENTS AND CONTINGENCIES (Schedule of Future Obligations for Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
For the year ending
2017	$ 3,837
2018	2,320
2019	1,870
2020	1,262
2021	839
Total minimum payment required	$ 10,128